Note 39 - Operating Segments (Details Textual) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz		Dec. 31, 2022 USD ($) oz		Dec. 31, 2021 USD ($) oz		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment																								$ 1,711	$ 877		$ 8,209		$ 497		$ 0		$ 144
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets																								0	0		467		3,837		2,930		0
COVID-19 Donations expenses																															1,322
Revenue	$ 46,868	$ 50,107	$ 38,528	$ 38,661	$ 41,187	$ 37,031	$ 29,435	$ 34,178	$ 35,840	$ 36,992	$ 35,072	$ 32,136	$ 33,496	$ 29,977	$ 25,720	$ 28,128	$ 25,359	$ 22,913	$ 23,602	$ 23,433	$ 19,953	$ 16,520	$ 15,920	$ 183,018	$ 146,314	[1]	$ 142,082	[1]	$ 121,329	[1]	$ 100,002	[1]	75,826	[1]
Mass of gold sold (Ounce) | oz																								77,917	76,532		80,094
Fidelity Printers [member]
Statement Line Items [Line Items]
Revenue																								$ 47,974	$ 66,177		$ 142,082
Mass of gold sold (Ounce) | oz																								23,567	35,415		80,094
AEG [member]
Statement Line Items [Line Items]
Mass of gold sold (Ounce) | oz																								45,505	41,117		0
Receipts from sales of goods and rendering of services																								$ 111,946	$ 80,137		$ 0
Stonex Financial Limited [member]
Statement Line Items [Line Items]
Mass of gold sold (Ounce) | oz																								8,845			0		0
Receipts from sales of goods and rendering of services																								$ 23,098	0				$ 0
Blanket Mine [member]
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment																								1,711	26		$ 8,209		498				$ 144
Employee benefits expense																								1,973
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, trade and other receivables				$ 720																					720
Bilboes Gold [member]
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment																									$ 851
Employee benefits expense																								$ 126
Connemara North [member]
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment																											$ 720
Glen Hume [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, property, plant and equipment																													3,837
CSR [Member]
Statement Line Items [Line Items]
Other expenses, community and social responsibility costs																													$ 1,167

[1]	Refer to note 41.